Initial Public Offering and Founders' Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Initial Public Offering And Founders Warrants [Abstract]
Initial Public Offering and Founders’ Warrants

Note 3 — Initial Public Offering and Founders’ Warrants

In connection with the Offering, on October 19, 2015, the Company sold 32,500,000 Units at $10.00 per Unit (including 2,500,000 Units subject to the underwriters’ over-allotment option. Each unit consists of one share of common stock in the Company and one half of one Warrant of the Company (“Warrants”). Each whole Warrant entitles the holder to purchase one share of common stock at a price of $11.50 commencing on the later of 30 days after the Company’s completion of a Business Combination or October 19, 2016 and expiring five years from the completion of a Business Combination. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days’ notice, only in the event that the last sale price of the shares of common stock is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, management will have the option to require all holders that wish to exercise their Warrants to do so on a “cashless basis.” No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the Warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Warrants is not effective within a specified period following the consummation of an initial Business Combination, Warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act of 1933, as amended, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their Warrants on a cashless basis. In accordance with the warrant agreement relating to the Warrants to be sold and issued in the Offering the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will have no obligation under any circumstances to net cash settle any Warrants.
Simultaneously with the consummation of the Offering, the Company consummated the Private Placement of 8,250,000 Founders’ Warrants at a price of $1.00 per warrant to the Sponsors. The Founders’ Warrants are identical to the Warrants included in the Units sold in the Offering (including that the Company will have no obligation under any circumstances to net cash settle any Founders’ Warrants) except that the Founders’ Warrants: (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Offering, so long as they are held by the initial purchasers or any of their permitted transferees. Additionally, the purchasers have agreed not to transfer, assign or sell any of the Founders’ Warrants, including the common stock issuable upon exercise of the Founders’ Warrants (except to certain permitted transferees), until 30 days after the completion of the Company’s initial Business Combination. In connection with the Transactions, the purchasers have agreed to contribute an aggregate of 2,000,000 Founders’ Warrants to the Company for cancellation upon closing of such Transactions.
At March 31, 2017 and December 31, 2016, there were 24,500,000 Warrants outstanding, which include 8,250,000 Founders’ Warrants.

Note 3 — Initial Public Offering and Founders’ Warrants

In connection with the Offering, on October 19, 2015, the Company sold 32,500,000 Units at $10.00 per Unit (including 2,500,000 Units subject to the underwriters’ over-allotment option. Each unit consists of one share of common stock in the Company and one half of one Warrant of the Company (“Warrants”). Each whole Warrant entitles the holder to purchase one share of common stock at a price of $11.50 commencing on the later of 30 days after the Company’s completion of a Business Combination or October 19, 2016 and expiring five years from the completion of a Business Combination. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days’ notice, only in the event that the last sale price of the shares of common stock is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, management will have the option to require all holders that wish to exercise their Warrants to do so on a “cashless basis.” No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the Warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Warrants is not effective within 90 days following the consummation of an initial Business Combination, Warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act of 1933, as amended, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their Warrants on a cashless basis. In accordance with the warrant agreement relating to the Warrants to be sold and issued in the Offering the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will have no obligation under any circumstances to net cash settle any Warrants.
Simultaneously with the consummation of the Offering, the Company consummated the Private Placement of 8,250,000 Founders’ Warrants at a price of $1.00 per warrant to the Sponsors. The Founders’ Warrants are identical to the Warrants included in the Units sold in the Offering (including that the Company will have no obligation under any circumstances to net cash settle any Founders’s Warrants) except that the Founders’ Warrants: (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Offering, so long as they are held by the initial purchasers or any of their permitted transferees. Additionally, the purchasers have agreed not to transfer, assign or sell any of the Founders’ Warrants, including the common stock issuable upon exercise of the Founders’ Warrants (except to certain permitted transferees), until 30 days after the completion of the Company’s initial Business Combination.
At December 31, 2016 and December 31, 2015, there were 24,500,000 Warrants outstanding, which include 8,250,000 Founders’ Warrants.